LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net

Long-term debt, net consisted of the following:

	December 31,
	2016	2015
2015 Credit Facilities (net of unamortized deferred financing costs of $9,611 and $12,399, respectively)	$469,116	$488,886
Aircraft Term Loan	16,537	22,705
2012 Studio City Notes (net of unamortized deferred financing costs of $12,556 and $15,129, respectively)	812,444	809,871
2013 Senior Notes (net of unamortized deferred financing costs of $52,687 and $63,486, respectively)	947,313	936,514
Studio City Project Facility (net of unamortized deferred financing costs of $51,845)	—	1,243,844
2016 Studio City Credit Facilities	129	—
2016 7.250% SC Secured Notes (net of unamortized deferred financing costs of $16,596)	833,404	—
2016 5.875% SC Secured Notes (net of unamortized deferred financing costs of $6,753)	343,247	—
Philippine Notes (net of unamortized deferred financing costs of $3,041 and $4,614, respectively)	298,085	313,412

	3,720,275	3,815,232
Current portion of long-term debt (net of unamortized deferred financing costs of $906 and $3,669, respectively)	(50,583)	(102,836)

	$3,669,692	$3,712,396

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs)

Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs) as of December 31, 2016 are as follows:

Year ending December 31,
2017	$51,489
2018	51,728
2019	699,793
2020	870,116
2021	2,148,393

$3,821,519